Supplement dated December 14, 2022
to the following statutory prospectus(es):
Nationwide Innovator Corporate VUL dated May 1, 2022
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following investment options are only available in policies issued prior to December 31, 2022:
•
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•
Invesco - Invesco V.I. International Growth Fund: Series I Shares
•
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Accordingly, Appendix A: Underlying Mutual Funds Available Under the Policy is amended as follows:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.30%*	24.37%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.24%	-1.04%	1.67%	1.89%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors LTD, DFA Australia Limited	0.12%	-0.18%	1.10%	0.78%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Franklin Advisers, Inc.	0.51%*	-4.62%	-0.67%	1.38%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series I Shares) This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Invesco Advisers, Inc.	0.89%	5.88%	10.17%	8.08%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This Sub-Account is only available in policies issued before December 31, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.71%*	-2.08%	2.40%	1.59%
PROS-0690